DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Kulicke and Soffa Industries, Inc. (the “Company”) Incentive Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement and Summary Plan Description for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan established on January 1, 1987 and has been periodically amended and restated with the latest restatement on January 3, 2022. Full-time employees who are at least 18 years old are eligible to participate in the Plan. Part-time or temporary employees who are at least 18 years old are eligible to participate after 12 months of service with the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Kulicke and Soffa Industries, Inc. Incentive Savings Plan Committee (the "Committee") is responsible for oversight of the Plan. The Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance.
Contributions
The Plan allows for employee contributions and matching Company contributions in varying percentages. The Plan allows participants to make pre-tax and after-tax Roth defined contributions of up to 85% of their compensation, as defined by the Plan, subject to Internal Revenue Service (“IRS”) limitations. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan, unless they affirmatively elect not to participate, with a default deferral rate set at 4% of eligible compensation. Contributions are automatically invested in a designated default fund until changed by the participant. In addition, participants who have attained the age of 50 before the end of the Plan year are eligible to make “catch-up” contributions. Participants may also contribute amounts representing distributions from other qualified plans (known as rollover contributions). Participants direct the investment of their contributions into various investment options offered by the Plan.
The Company matches contributions of 100% of the employee contribution up to 4% of eligible compensation each payroll period. If the employee has 15 years or more of vesting service prior to January 1, 2011, the Company matches contributions of 100% of the employee contribution up to 6% of eligible compensation each payroll period. Eligible “catch-up” contributions made by participants who have attained the age of 50 before the end of the Plan year are not matched. Contributions are subject to certain IRS limitations.
Participant Accounts
Each participant's account is credited with the participant's contribution, allocation of the Company's contribution and Plan earnings, and charged with an allocation of Plan losses, if any, and administrative and other expenses paid by the Plan. Allocations are based upon participant earnings, account balances, or specific participant transactions, as defined. Participants are entitled to their vested account balance upon an eligible distribution event.
Vesting
Participants are vested immediately in their deferral contributions plus actual earnings. Vesting in the Company's matching contributions to a participant's account is based upon years of service. A participant is 50% vested after one year of service and 100% vested after two years of service. If a participant satisfies retirement requirements, dies, or becomes disabled while actively working for the Company, the participant's account becomes 100% vested.
Payment of Benefits
Upon termination of service, a participant or beneficiary is entitled to receive a lump-sum amount equal to the vested value of his or her account. Distributions are subject to the applicable provisions of the Plan.
Expenses
Certain expenses incurred maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Investment-related expenses are included in net appreciation of fair value of investments.
Fees for the administration of notes receivable from participants are included in administrative expenses and charged directly to participants' accounts.
SECURE Act 2.0
On December 29, 2022, President Biden signed the Consolidated Appropriations Act (CAA) of 2023, which included the SECURE 2.0 Act of 2022 ("Secure 2.0"), into law. SECURE 2.0 builds on the SECURE Act of 2019 and implemented a number of changes regarding retirement plans and plan sponsors. The Plan document has been amended for provisions required to be effective in 2025 and will be amended in accordance with the required timeline of the act to ensure compliance with the applicable provisions effective after December 31, 2025.